Institutional Class Z [Member] Average Annual Total Returns - Institutional Z		12 Months Ended	60 Months Ended	106 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Frontier Emerging Markets (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		42.94%	7.71%	5.85%
Performance Inception Date				Mar. 01, 2017
Institutional Class Z
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	4.93%	4.36%
Performance Inception Date				Mar. 01, 2017
Institutional Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.18%	4.61%	4.07%
Performance Inception Date	[1]			Mar. 01, 2017
Institutional Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.88%	3.98%	3.59%
Performance Inception Date	[1]			Mar. 01, 2017

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.